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Virtus Duff & Phelps Real Asset Fund
Virtus Duff & Phelps Real Asset Fund

Virtus Duff & Phelps Real Asset Fund (the “Fund”),

a series of Virtus Opportunities Trust

Supplement dated March 1, 2024 to the Summary Prospectus
and the Virtus Opportunities Trust Statutory Prospectus pertaining to the Fund, each dated January 29, 2024, as supplemented

The table showing Average Annual Total Returns in the “Performance Information” section of the Fund’s summary prospectus and the summary section of the statutory prospectus applicable to the Fund, is hereby replaced in its entirety with the following:

Average Annual Returns - Virtus Duff & Phelps Real Asset Fund	Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class I	Return Before Taxes	4.95%	7.19%	3.60%
Class A	Return Before Taxes	(1.01%)	5.72%	2.76%
Class C	Return Before Taxes	3.91%	6.08%	2.55%
Class R6	Return Before Taxes	5.03%			1.51%	Jan. 31, 2022
After Taxes on Distributions | Class I	Return After Taxes on Distributions	4.26%	6.69%	3.09%
After Taxes on Distributions and Sale of Fund Shares | Class I	Return After Taxes on Distributions and Sale of Fund Shares	3.22%	5.54%	2.70%
MSCI All Country World Index (net) (reflects no deduction for fees, expenses or taxes)	MSCI All Country World Index (net) (reflects no deduction for fees, expenses or taxes)	22.20%	11.72%	7.92%	2.54%

Investors should retain this supplement with the Prospectuses for future reference.